2. Investment Securities (Details 1) (USD $)	Dec. 31, 2013
Available for sale Securities
Amortized Cost
Due in one year or less, Amortized Cost	$ 4,508,181
Due from one to five years, Amortized Cost	30,752,340
Amortization Cost of Debt	35,260,521
Fair Value
Due in one year or less, fair value	4,510,923
Due from one to five years, fair value	30,677,679
Fair value of debt	35,188,602
Held to maturity Securities
Amortized Cost
Due in one year or less, Amortized Cost	27,615,731
Due from one to five years, Amortized Cost	3,939,950
Due from five to ten years, Amortized Cost	2,592,045
Due after ten years, Amortized Cost	3,789,185
Amortization Cost of Debt	37,936,911
Fair Value
Due in one year or less, fair value	27,616,000
Due from one to five years, fair value	4,048,000
Due from five to ten years, fair value	2,700,000
Due after ten years, fair value	4,006,000
Fair value of debt	$ 38,370,000